CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Net Income (Loss)	$ (1,618)	$ (792)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustment	(11)	(21)
Net unrealized gain (loss) on derivative contracts	175	(46)
Total other comprehensive income (loss), before tax	164	(67)
Income tax benefit (expense) related to items of other comprehensive income (loss), before tax	(8)	10
Other comprehensive income (loss), net of tax	156	(57)
Total comprehensive income (loss)	$ (1,462)	$ (849)
The Flash Business of Western Digital Corporation [Member]
Net Income (Loss)			$ (672)	$ (2,143)	$ 1,064
Other comprehensive income (loss), before tax:
Foreign currency translation adjustment			(43)	(35)	(107)
Net unrealized gain (loss) on derivative contracts			(87)	128	(245)
Total other comprehensive income (loss), before tax			(130)	93	(352)
Income tax benefit (expense) related to items of other comprehensive income (loss), before tax			21	(29)	35
Other comprehensive income (loss), net of tax			(109)	64	(317)
Total comprehensive income (loss)			$ (781)	$ (2,079)	$ 747